Leases - Additional Information (Details)	1 Months Ended				9 Months Ended		12 Months Ended
	May 31, 2019 USD ($) vessel	Nov. 30, 2018 USD ($) vessel	Sep. 30, 2018 USD ($) vessel	Jul. 31, 2017 USD ($) vessel	Sep. 30, 2019 USD ($) vessel	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) vessel
Finance Leased Assets [Line Items]
Proceeds from financing related to sales and leaseback of vessels | $					$ 63,720,000	$ 156,644,000
Number Of Vessels					3		8
Finance Lease, Weighted Average Discount Rate, Percent					7.70%		7.50%
LR2 Tankers [Member]
Finance Leased Assets [Line Items]
Number Of Vessels					2
Suezmax, Aframax and LR2 Vessels [Member]
Finance Leased Assets [Line Items]
Finance Lease, Liability, Payment, Due | $					$ 615,900,000		$ 557,100,000
Finance Lease, Liability, Undiscounted Excess Amount | $					$ 195,000,000		$ 181,800,000
Aframax Tanker
Finance Leased Assets [Line Items]
Number Of Vessels Obligated to Purchase | $					6
Suezmax Tankers
Finance Leased Assets [Line Items]
Number Of Vessels Obligated to Purchase | $					2
Minimum [Member]
Finance Leased Assets [Line Items]
Sale Leaseback Transaction, Lease Terms					P9Y
Maximum
Finance Leased Assets [Line Items]
Sale Leaseback Transaction, Lease Terms					P12Y
Option to Purchase July 2020- Nov 2021[Member] | Suezmax, Aframax and LR2 Vessels [Member]
Finance Leased Assets [Line Items]
Number Of Vessels					16
Finance Lease Obligations [Member]
Finance Leased Assets [Line Items]
Number of Lessors					16
Finance Lease Obligations [Member] | Suezmax, Aframax and LR2 Vessels [Member]
Finance Leased Assets [Line Items]
Minimum liquidity covenant requirement | $					$ 35,000,000.0
Minimum liquidity as a percentage of consolidated debt covenant requirement					5.00%
Finance Lease Obligations [Member] | Minimum [Member] | Suezmax, Aframax and LR2 Vessels [Member]
Finance Leased Assets [Line Items]
Debt Instrument, Term					6 months
July 2017 Sale Leaseback [Member] | Suezmax Tankers
Finance Leased Assets [Line Items]
Debt Covenant Minimum Hull Coverage Ratio, Thereafter					100.00%
Actual Hull Coverage Ratio					121.00%		101.00%
July 2017 Sale Leaseback [Member] | Finance Lease Obligations [Member]
Finance Leased Assets [Line Items]
Period Required to Maintain 90% Hull Coverage Ratio					three
July 2017 Sale Leaseback [Member] | Finance Lease Obligations [Member] | Suezmax Tankers
Finance Leased Assets [Line Items]
Proceeds from financing related to sales and leaseback of vessels | $				$ 153,000,000
Number Of Vessels				4	4
September 2018 Sale Leaseback [Member] | Aframax Tanker
Finance Leased Assets [Line Items]
Maintain 78% Hull Coverage Ratio for the Second Year					75.00%
Debt Covenant Minimum Hull Coverage Ratio, Thereafter					90.00%
Actual Hull Coverage Ratio					113.00%		91.00%
Debt Covenant Minimum Hull Coverage Ratio, Year 2					78.00%
September 2018 Sale Leaseback [Member] | Finance Lease Obligations [Member]
Finance Leased Assets [Line Items]
Number Of Vessels			6
September 2018 Sale Leaseback [Member] | Finance Lease Obligations [Member] | Aframax Tanker
Finance Leased Assets [Line Items]
Proceeds from financing related to sales and leaseback of vessels | $			$ 156,600,000
Number Of Vessels			6		6
November 2018 Sale leaseback Transaction [Member] | Finance Lease Obligations [Member]
Finance Leased Assets [Line Items]
Number Of Vessels		4
November 2018 Sale leaseback Transaction [Member] | Finance Lease Obligations [Member] | LR2 Tankers [Member]
Finance Leased Assets [Line Items]
Number Of Vessels		1
November 2018 Sale leaseback Transaction [Member] | Finance Lease Obligations [Member] | Suezmax, Aframax and LR2 Vessels [Member]
Finance Leased Assets [Line Items]
Proceeds from financing related to sales and leaseback of vessels | $		$ 84,700,000
Number Of Vessels		4			4
November 2018 Sale leaseback Transaction [Member] | Finance Lease Obligations [Member] | Aframax Tanker
Finance Leased Assets [Line Items]
Number Of Vessels		2
November 2018 Sale leaseback Transaction [Member] | Finance Lease Obligations [Member] | Suezmax Tankers
Finance Leased Assets [Line Items]
Number Of Vessels		1
May 2019 Sale Leaseback [Member] | Suezmax Tankers
Finance Leased Assets [Line Items]
Maintain 78% Hull Coverage Ratio for the Second Year					75.00%
Debt Covenant Minimum Hull Coverage Ratio, Thereafter					90.00%
Actual Hull Coverage Ratio					108.00%		0.00%
Debt Covenant Minimum Hull Coverage Ratio, Year 2					78.00%
May 2019 Sale Leaseback [Member] | Finance Lease Obligations [Member]
Finance Leased Assets [Line Items]
Number Of Vessels	2
May 2019 Sale Leaseback [Member] | Finance Lease Obligations [Member] | Suezmax Tankers
Finance Leased Assets [Line Items]
Proceeds from financing related to sales and leaseback of vessels | $	$ 63,700,000
Number Of Vessels	2				2
Variable Interest Entity, Primary Beneficiary [Member]
Finance Leased Assets [Line Items]
Number of Lessors					14